Leases - Schedule of amount of right-of-use lease assets and lease liabilities (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Right-of-use lease assets and lease liabilities
Right-of-use operating lease assets	$ 11,260
Right-of-use operating lease assets, Balance sheet location	Other long-term assets
Operating lease liabilities - current	$ 2,382
Operating lease liabilities - current, Balance sheet location	Accrued expenses and other current liabilities
Operating lease liabilities - noncurrent	$ 8,873
Operating lease liabilities - noncurrent, Balance sheet location	Other long-term liabilities